Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation
The Group’s consolidated financial statements for the years ended December 31, 2023, 2024 and 2025 are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and related disclosures. Actual results may differ from those estimates. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Basis of consolidation
(b)	Basis of consolidation
Under the Jumpstart Our Business Startups Act of 2012, as amended, the Company meets the definition of an emerging growth company and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.
The consolidated financial statements include the financial statements of the Company, its subsidiaries and a consolidated VIE, including the VIE’s subsidiaries, for which the Company is the ultimate primary beneficiary.
A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.
A consolidated VIE is an entity in which the Company, or its subsidiaries, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or one of its subsidiaries is the primary beneficiary of the entity.
All transactions and balances among the Company
, its subsidiaries
,
the VIE and the VIE’s subsidiaries have been eliminated upon consolidation.
The following is a summary of the contractual agreements (collectively, “Contractual Agreements”) between the Company’s PRC subsidiary, Zhixuan and the VIE, Huiye Tianze. Through the Contractual Agreements, the Group consolidates the VIE of which the Group is the ultimate primary beneficiary.
Exclusive Business Cooperation Agreement
: Under the exclusive business cooperation agreement, Zhixuan has the exclusive right to provide Huiye Tianze and its subsidiaries with technical support
,
consulting services and other services. Reciprocally, Huiye Tianze and its subsidiaries shall not accept any technical support, consulting services and other services from any third parties. In exchange, Zhixuan is entitled to receive a service fee from Huiye Tianze on a monthly basis and in an amount equal to all of its net income. Zhixuan owns the intellectual property rights arising out of the performance of the exclusive business cooperation agreement. Unless otherwise agreed by the parties, this agreement will remain effective for a maximum term allowed under PRC law and may be extended from time to time by Zhixuan at its determination.

Exclusive Option Agreement
: Pursuant to the exclusive option agreement, Huiye Tianze, each of it shareholder and each of its subsidiaries have irrevocably granted Zhixuan an exclusive option to purchase, or have its designated person or persons to purchase, at its discretion at any time, to the extent permitted under PRC law, all or part of their assets and business in the applicable entities. As for the consideration, the purchase price should be equal to the minimum price as permitted by PRC law.
Pursuant to the exclusive option agreements, each shareholder of Huiye Tianze has irrevocably granted Zhixuan an exclusive option to purchase, or have its designated person or persons to purchase, at its discretion at any time, to the extent permitted under PRC law, all or part of their current and future shares in Huiye Tianze. As for the consideration, the purchase price should be equal to the minimum price as permitted by PRC law.
Share Pledge Agreements
: Concurrent with the exclusive option agreements and pursuant to the share pledge agreements, the shareholders of Huiye Tianze have pledged all of their equity interest in Huiye Tianze as a continuing first priority security interest, as applicable, to respectively guarantee the VIE’s performance of their obligations under the exclusive business cooperation agreement between Huiye Tianze and Zhixuan. If Huiye Tianze or any of its shareholders breach their contractual obligations under these agreements, Zhixuan, as pledgee, will be entitled to certain rights regarding the pledged equity interests. In the event of such breaches, Zhixuan’s rights include forcing the disposition or sale of all or part of the pledged equity interests of the applicable VIE, i.e. Huiye Tianze, and receiving proceeds from such auction or sale in accordance with PRC law. Each of the shareholders of Huiye Tianze agrees that, during the term of the applicable share pledge agreement, such shareholder will not dispose of the pledged equity interests or create or allow creation of any encumbrance on the pledged equity interests without the prior written consent of Zhixuan. Zhixuan is entitled to all dividends declared by Huiye Tianze. Each share pledge agreement will remain effective until the applicable VIE discharges all its obligations under the exclusive business cooperation agreement.
Power of Attorney
: Pursuant to each power of attorney, each shareholder of Huiye Tianze has irrevocably appointed Zhixuan to act as such shareholder’s exclusive attorney-in-fact
to exercise all shareholder rights, including the right to attend and vote on shareholder’s meetings, appoint directors and executive officers and sell or dispose all or part of the equity interests owned by such shareholder in Huiye Tianze. Each power of attorney will remain in force for so long as the shareholder remains a shareholder of the applicable VIE.

The following table sets forth the assets, liabilities, results of operations and cash flows of Huiye Tianze and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIE and its subsidiaries are eliminated in the balances presented below:

	As of
	December 31, 2024	December 31, 2025
	RMB	RMB
Assets
Current assets
Cash and cash equivalent, net of allowance for doubtful accounts	182,503	170,565
Restricted cash	61,708	51,473
Short-term investments	5,000	2,936
Contract assets, net of allowance for doubtful accounts	71,085	74,944
Account receivable, net of allowance for doubtful accounts	113,433	132,458
Insurance premium receivables, net of allowance for doubtful accounts	1,763	1,141
Amounts due from related parties	229	635
Prepaid expense and other receivables, net of allowance for doubtful accounts	91,618	104,093

Total current assets	527,339	538,245

Non-current assets
Restricted cash	29,883	29,683
Contract assets, net of allowance for doubtful accounts	28,435	36,638
Property, Plant and Equipment, net	46,267	37,516
Intangible assets, net	45,483	44,080
Long-term investments	56,786	53,786
Operating lease right-of-use assets	19,039	14,509
Goodwill	461	—
Other non-current assets	120	1,133

Total non-current assets	226,474	217,345

Total assets	753,813	755,590

	As of
	December 31, 2024	December 31, 2025
	RMB	RMB
Liabilities and Shareholders’ Equity
Short-term borrowings	50,000	53,000
Accounts payable	156,692	155,104
Insurance premium payables	56,042	41,295
Other payables and accrued expenses	169,647	175,450
Payroll and welfare payable	26,964	46,617
Income taxes payable	2,234	2,405
Operating lease liabilities	14,953	14,748
Amounts due to related parties	2,495	—

Total current liabilities	479,027	488,619

Non-current liabilities
Long-term borrowings	—	6,990
Deferred tax liabilities	10,971	10,100
Operating lease liabilities	24,082	12,577
Other non-current liability	—	4,746

Total non-current liabilities	35,053	34,413

Total liabilities	514,080	523,032

Total shareholders’ equity attributable to Huize Holding Limited shareholders	229,156	220,937

Non-controlling interests	10,577	11,621

Total shareholders’ equity	239,733	232,558

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating revenue	1,173,322	1,009,140	825,663

Gross profit	442,486	344,518	302,505

Net profit/(loss)	86,082	23,136	(25,332)

Net cash provided by/(used in) operating activities	149,531	4,300	(26,597)

Net cash used in investing activities	(59,022)	(14,323)	(6,676)

Net cash provided by/(used in) financing activities	(120,119)	24,002	10,607

The significant portion of the total assets and total liabilities of Huiye Tianze and its subsidiaries approximate the amounts in the Group’s consolidated financial statements.
Under the contractual arrangements with the VIE, the Company can have the assets transferred out of the VIE and VIE’s subsidiaries, except for restricted cash as disclosed on the balance sheet. Except for such amount, there is no other asset of the VIE that can only be used to settle obligations of the VIE and VIE’s subsidiaries. Since the VIE are incorporated as limited liability companies under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIE. However, as the Company is conducting certain businesses through its VIE and VIE’s subsidiaries, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.
In the opinion of the Company’s management, the contractual arrangements among its subsidiary, the VIE and their respective Nominee Shareholders are in compliance with current PRC laws and are legally binding and enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. In addition, shareholders of the VIE are PRC holding entities controlled by certain pre-IPO
shareholders of the Company, including entities beneficially owned by Mr. Cunjun Ma, the chairman of the board of directors and the chief executive officer, who controls more than 50% of the Company’s total voting power. Therefore, the enforceability of the contractual agreements between us, the VIE and its shareholders depends on whether the Company’s shareholders or their PRC holding entities will fulfill these contractual agreements. There is a risk that the benefits of ownership between the Company and the VIE may not be aligned in the future. Given the significance and importance of the VIEs, there would be a significant negative impact to the Company if these contracts were not enforced.

In March 2019, the National People’s Congress approved the Foreign Investment Law, which came into effect on January 1, 2020 and replaced the trio of existing laws regulating foreign investment in China together with their implementation rules and ancillary regulations. However, since it is relatively new, uncertainties still exist in relation to its interpretation and implementation. For instance, under the Foreign Investment Law, “foreign investment” refers to the investment activities directly or indirectly conducted by foreign individuals, enterprises or other entities in China but it does not explicitly stipulate the contractual arrangements as a form of foreign investment. On December 26, 2019, the State Council promulgated the Implementation Regulations on the Foreign Investment Law, which came into effect on January 1, 2020. Though these regulations do not explicitly classify contractual arrangements as a form of foreign investment, there is no assurance that foreign investment via contractual arrangements would not be interpreted as a type of foreign investment activities under the definition in the future. In addition, the definition contains a catch-all
provision which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. Therefore, the Foreign Investment Law still leaves leeway for future laws, administrative regulations or provisions promulgated by the State Council to provide for contractual arrangements as a form of foreign investment. In any of these cases, it will be uncertain whether the Group’s contractual arrangements will be deemed to be in violation of the market access requirements for foreign investment under the PRC laws and regulations. If VIE fall within the definition of foreign investment entities, the Group’s ability to use the contractual arrangements with the VIE and the Group’s ability to conduct business through the VIE could be severely limited.
The Company’s ability to control the VIE also depends on the power of attorney Zhixuan has to vote on all matters requiring shareholders’ approvals in the VIE. As noted above, the Company believes these powers of attorney are legally binding and enforceable but may not be as effective as direct equity ownership. In addition, if the Group’s corporate structure or the contractual arrangements with the VIE were found to be in violation of any existing PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict its operations;

•	restrict the Group’s right to collect revenues;

•	block the Group’s websites;

•	require the Group to restructure its operations, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions may result in a material adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these restrictions causes the Group to lose the right to direct the activities of the VIE or the right to receive their economic benefits, the Group would no longer be able to consolidate the financial statements of the VIE. In the opinion of management, the likelihood of losing the benefits in respect of the Group’s current ownership structure or the contractual arrangements with its VIE is remote.

Business combinations and non-controlling interests
(c)	Business combinations and non-controlling interests
The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805—“Business Combinations”. The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Company and equity instruments issued by the Company. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling
interests. The excess of (i) the consideration transferred, fair value of the non-controlling
interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill.
For the Company’s majority-owned subsidiaries and VIE, a
non-controlling
interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net profit/(loss) in the consolidated statements of comprehensive income/(loss) includes the net (profit)/loss attributable to non-controlling
interests. The cumulative results of operations attributable to non-controlling
interests are recorded as
non-controlling
interests in the Company’s consolidated balance sheets. Cash flows related to transactions with non-controlling
interests are presented under financing activities in the consolidated statements of cashflows.
When the Company acquires other entities, if the assets acquired and liabilities assumed do not constitute a business, the transaction is accounted for as an asset acquisition. Assets are recognized based on the cost, which generally includes the transaction costs of the asset acquisition, and no gain or loss is recognized unless the fair value of noncash assets given as consideration differs from the assets’ carrying amounts on the Company’s financial statements. The cost of a group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair value and does not give rise to goodwill.

Use of estimates
(d)	Use of estimates
Financial statements amounts that reflect significant accounting estimates and assumptions mainly include, but are not limited to (i) allowance for credit losses of accounts receivable, insurance premium receivables, other receivables, contract assets, and other assets, (ii) variable considerations of revenue contracts with respect to long-term insurance product, (iii) valuation of long-term investments, (iv) useful life of property, plant and equipment and intangible assets, (v) fair values of identifiable assets acquired and liabilities assumed in business combination, (vi) impairment of goodwill and long-lived assets, (vii) realizability of deferred tax assets, and (viii) uncertainty tax position. Actual results could differ from these estimates.

Comprehensive income and foreign currency translation
(e)	Comprehensive income and foreign currency translation
The Group’s operating results are reported in the consolidated statements of comprehensive income/(loss) pursuant to FASB ASC Topic 220, “Comprehensive Income”. Comprehensive income consists of two components: net income and other comprehensive income (“OCI”). The Group’s OCI is comprised of gains and losses resulting from translating foreign currency financial statements of entities, of which functional currency is other than Renminbi (“RMB”) which is the reporting currency of the Group, net of related income taxes, where applicable. Such subsidiaries’ assets and liabilities are translated into RMB at period-end
exchange rates, and revenues and expenses are translated at average exchange rates prevailing during the year. Adjustments that result from translating amounts from a subsidiary’s functional currency to the RMB (as described above) are reported net of tax, where applicable, in accumulated OCI in the consolidated balance sheets.

Convenience translation
(f)	Convenience translation
Translations of balances in the Group’s consolidated balance sheets, consolidated statements of comprehensive income/(loss) and consolidated statements of cash flows from RMB into US$ as of and for year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.9931, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on the last trading day of 2025 (December 31, 2025). No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025 or at any other rate.

Cash and cash equivalents
(g)	Cash and cash equivalents
Cash and cash equivalents consist of (1) cash on hand; (2) bank deposits and short-term, highly liquid investments, with original maturities of less than three months that are readily convertible to known amounts of cash, and have insignificant risk of changes in value related to changes in interest rates.

Restricted cash
(h)	Restricted cash
In its capacity as an insurance broker, the Group collects “premiums” (unremitted insurance premiums) from certain insureds and remits the “premiums” to the appropriate insurance companies. Unremitted insurance premiums are held in custody until disbursed by the Group. Unremitted insurance premiums were RMB61,708 and RMB51,123 (US$7,311) as of December 31, 2024 and December 31, 2025, respectively. Also, restricted cash balance includes guarantee deposits required by China Banking and Insurance Regulatory Commission in order to protect insurance premium appropriation by insurance broker which is restricted as to withdrawal for other than current operations. The restricted cash balance related to this requirement were RMB29,883 and RMB29,683 (US$4,245) as of December 31, 2024 and 2025. Thus the Group classified the balances as a non-current
asset included in restricted cash in the consolidated balance sheets, as the balance is restricted from being withdrawn for purposes other than current operations.

Short-term investments
(i)	Short-term investments
Short-term investments consist primarily of certain investments in marketable equity securities, which are publicly traded stock. The Company determines the short-term investments’ fair value using the publicly traded stock’s aggregate market value as of balance sheet dates. The Company has the intention to redeem these investments within one year.

Accounts receivable and contract assets
(j)	Accounts receivable and contract assets
The Group classifies its right to consideration in exchange for products or services transferred to a customer as either a receivable or a contract asset. Accounts receivable represent the considerations for which the Group has satisfied its performance obligations and has the unconditional right to consideration from insurance companies and is recorded at the invoiced amount and do not bear interest. Contract assets are arising from estimated renewal commissions and will be reclassified to accounts receivable once the initial policy has been renewed.
The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable and contract asset balance. On January 1, 2023, the Group adopted ASC Topic 326 which replaces the incurred loss methodology with the current expected credit loss (“CECL”) methodology.
Starting from January 1, 2023, the Group adopted ASC Topic 326 and assess the related accounts receivable and contract assets quarterly through CECL model and methodologies and establish a reserve to reflect the net amount expected to be collected. The allowance is management’s estimate of expected credit losses after considering the likelihood of customers defaulting (i.e., Probability of Default, or PD), the resulting losses of customers’ defaults (i.e., Loss Given Default, or LGD), industry delinquency rate and a range of forecasts of macroeconomic conditions over the expected life. The Group estimated the allowance based on certain credit risk characteristics and adjusting for judgments about the effects of relevant observable data including current and future economic conditions. This is assessed at each quarter based on the Group’s specific facts and circumstances. No significant impact of changes in the assumptions since adoption.

Insurance premium receivables
(k)	Insurance premium receivables
Insurance premium receivables consist of insurance premiums to be collected from the insured and are recorded at the invoiced amount and do not bear interest. The insurance premium received are included in net cash provided by operating activities in the consolidated statements of cash flows.

Fair value measurement
(l)	Fair value measurement
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The three levels of inputs that may be used to measure fair value include:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:	Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3:	Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Property, plant and equipment, net
(m)	Property, plant and equipment, net
Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value, if any. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Buildings	32 years	5%
Office furniture and equipment	5~10 years	0%~5%
Computer and electronic equipment	3~5 years	0%~5%
Motor vehicles	4~5 years	5%
Leasehold improvements	shorter of remaining lease period and estimated useful life	Nil

Expenditures for maintenance and repairs are expensed as incurred. Gains or losses on dispositions of property, plant and equipment are included in others, net in the consolidated statements of comprehensive income/(loss).

Intangible assets, net
(n)	Intangible assets, net
Intangible assets acquired in business combination should be recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. The useful lives of intangible assets are assessed to be either finite or indefinite.
Intangible assets with an indefinite useful life represent the insurance brokerage license, insurance agency license and insurance adjusting license and brand acquired from business combinations. Intangible assets acquired with indefinite lives are carried at cost less subsequent accumulated impairment loss. Impairment losses of intangible assets not subject to amortization for the years ended December 31, 2023, 2024 and 2025 were RMB1,950, nil and nil, respectively.
Intangible assets with finite lives represent domain name, purchased computer software and customer relationship acquired from business combination. These intangible assets are amortized on a straight-line basis over their estimated useful lives of the respective assets. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Domain name	10 years	0%
Software and system	3~10 years	0%
Customer Relationship	17 years	0%

Impairment of long-lived assets
(o)	Impairment of long-lived assets
Long-lived assets including property, plant and equipment and intangible assets subject to amortization, are assessed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. The Group assesses the recoverability of these long-lived assets by comparing the carrying amount of long-lived assets against the estimated undiscounted future cash flows associated with it. Impairment exists when the estimated undiscounted future cashflows are less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. No impairment loss was recognized for the years ended December 31, 2023, 2024 and 2025.
Intangible assets with an indefinite useful life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Goodwill
(p)	Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination. Goodwill is not amortized but is tested for impairment on an annual basis on December 31 or whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. According to ASC
350-20-35,
an entity may assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.
Application of a goodwill impairment test requires significant management judgment, including determining the fair value of each reporting unit. The judgment in estimating the fair value of each reporting unit includes estimating future cash flows, determining appropriate discount rates, and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Long-term investments
(q)	Long-term investments

(i)	Equity investments accounted for using the equity method
In accordance with ASC 323 - “Investment - Equity Method and Joint Ventures”, the Group applies the equity method of accounting to equity investments, in common stock or in-substance
common stock, over which it has significant influence but does not own a majority equity interests or otherwise control.
Under the equity method, the Group initially records its investment at cost. The difference between the cost of the equity investment and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill or as an intangible asset as appropriate. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into the consolidated statements of comprehensive income/(loss) after the date of acquisition.
The Group continually reviews its investment in equity investees under the equity method to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value, the financial condition, operating performance and the prospects of the equity investee, and other company specific information such as recent financing rounds.
If any impairment is considered other-than-temporary, the Group writes down the asset to its fair value and takes the corresponding charge to the consolidated statements of comprehensive income/(loss).

(ii)	Investments accounted for at fair value
Equity securities accounted for at fair value were investments in marketable equity securities, which are publicly traded stock. Equity securities with readily determinable fair values are measured at fair value. Pursuant to ASC 321, for equity investments measured at fair value with changes in fair value recorded in earnings, the Company does not assess whether those securities are impaired.

(iii)	Equity investments measured at measurement alternative and NAV practical expedient
Investments in private equity funds generally are not redeemable due to the closed-ended nature of these funds. The private equity fund, over which the Group does not have the ability to exercise significant influence, is accounted for under the practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”).
For investments in an investee over which the Group does not have significant influence and which do not have readily determinable fair value and do not qualify for NAV practical expedient, the Company applied the measurement alternatives to measure these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Under this measurement alternative, changes in the carrying value of the equity investment will be required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. For those equity investments that the Company elects to use the measurement alternative, the Company makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Company has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss in net income/(loss) equal to the difference between the carrying value and fair value.

Insurance premium payables
(r)	Insurance premium payables
Insurance premium payables are insurance premiums collected on behalf of insurance companies but not yet remitted as of the balance sheet dates.
Lease
(s)	Lease
The Group leases office space under operating leases for terms ranging from short term (under 12 months) to 7 years. As a lessee, the Group does not have any financing leases and none of the leases contain material residual value guarantees or material restrictive covenants. The Group’s office space leases include fixed rental payments. The lease payments for the Group’s office space leases do not consist of variable lease payments that depend on an index or a rate.

The Group determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Group recognizes a right of use (“ROU”) asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. Lease terms are determined after taking into account of rental escalation clauses, renewal options and/or termination options, if any. Lease expense is recorded in the consolidated statements of comprehensive income/(loss) on a straight-line basis over the lease term.
As a lessee, the Group remeasures the lease payments when the lease is modified, and that modification is not accounted for as a separate contract, or there is a change of the lease term, under which a lessee shall determine the revised lease payments on the basis of the revised lease term.
The Group has made an accounting policy election to exempt leases for short-term leases with lease term less than one year, the Group records operating lease expenses in its consolidated statements of comprehensive income/(loss) on a straight-line basis over the lease term.

Share-based compensation
(t)	Share-based compensation
Employee share-based compensation
All forms of share-based payments to employees, including employee stock options, employee stock purchase plans restricted shares and shares award, are treated the same as any other form of compensation by recognizing the related cost in the consolidated statements of comprehensive income/(loss) in accordance with ASC 718, “Stock Compensation”. In accordance with the guidance, the Company determines whether a share option should be classified and accounted for as a liability award or an equity award. Compensation cost related to employee stock options or similar equity instruments is measured at the grant date based on the fair value of the award. The fair value of a liability-classified award will be re-measured
to an updated fair value at each reporting period until the award is settled. The compensation cost is recognized over the requisite service period, which is usually the vesting period. If an award requires satisfaction of performance and service conditions, compensation cost is recognized using graded vesting method. If an award requires only service condition, the Group will use straight line method. For liability-classified award, the Group will true up compensation cost at each reporting period for changes in fair value pro-rated
for the portion of the requisite service period rendered.
For restricted shares granted with service conditions and performance conditions and graded vesting features, share-based compensation expenses are recorded net of estimated forfeitures using graded vesting method during the requisite service period, such that expenses are recorded only for those share-based awards that are expected to ultimately vest.
The Group utilizes the binomial option pricing model to determine the fair value of share options, and determines the fair value of restricted share based on the fair value of the underlying common shares at the grant date considering the dilutive effect of restricted share.

Employee benefit plans
(u)	Employee benefit plans
As stipulated by the regulations of the PRC, the Group’s subsidiaries and consolidated VIE and its subsidiaries in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the consolidated statements of income and comprehensive income/(loss) as they become payable in accordance with the rules of the above mentioned defined contribution plans.

Revenue recognition
(v)	Revenue recognition
Revenue is the transaction price the Group expects to be entitled to in exchange for the promised services in a contract in the common course of the Group’s activities and is recorded net of value-added tax (“VAT”). The services to be accounted for mainly include insurance brokerage and consulting services.
The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

•	Step 1: Identify the contract (s) with a customer

•	Step 2: Identify the performance obligations in the contract

•	Step 3: Determine the transaction price

•	Step 4: Allocate the transaction price to the performance obligations in the contract

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation
According to Topic 606, the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer is recognized as a contract asset. The Group recognize a contract liability if the customer’s payment of consideration precedes the Group’s performance.

Insurance brokerage services
The primary source of revenues is commissions from insurance brokerage services, determined based on a percentage of total premiums paid by insured over the term of the insurance policy. The brokerage fee rate, which is paid by the insurance companies, shall be based on the terms specified in the annual service contract with the insurance company for each product sold through the Group. The transaction price includes variable service fees which is estimated using the expected value method and is limited to the amount of variable consideration such that a significant reversal of revenue is not probable. The Group assesses whether the estimate of variable consideration is constrained. The Group determines that the insurance company, or the insurer, is its customer in this agreement. Insurance brokerage services revenue is recognized when the signed insurance policy is in place and the premium is collected from the insured since the Company has fulfilled its performance obligation to sell an insurance policy on behalf of the insurance company.
The Group is also entitled to a performance bonus from insurance companies if the cumulative average monthly sales volume exceeds a predetermined level. Such bonus is determined and recognized as revenue at the end of each month.
Other services
The Group provides digital and technology development services to certain insurance companies. Upon the delivery of programs developed, the Group’s performance obligation related to the technology service has been fully fulfilled. However, the timing of revenue recognition may differ from contract to contract based on whether performance obligations satisfy the criteria of recognizing revenue over time, in accordance with ASC 606. Since the deliverables usually do not have alternative use to the Group, revenue is recognized over time once there is an indicator that the Group has an enforceable right to payment for performance completed to date. Otherwise, the revenue is recognized at a point in time.
For cargo insurance products, in addition to the commission from brokerage service paid by the insurance companies, the Group also generates service fees from rendering consulting service to assist the insured to obtain such a cargo insurance policy. The Group determines that the insured is its customer in this consulting service arrangement. Upon successful purchase of cargo insurance products by the insured, the Group’s performance obligation related to consulting service to the insured has been fully fulfilled, as such, revenue for those services is recognized when the insurance product has been purchased. While the insurance premium is set by the respective insurance companies, the consulting service fee is determined by the Group based on a percentage of insurance premium. Of the total contract price received from the insured, the amount equal to the premium of the cargo insurance product as agreed with insurance company is recorded as insurance premium payable while the remaining is recorded as revenue for the consulting service.

Value added tax
The Group is subject to VAT on the revenues earned for services provided in the PRC. The applicable rate of VAT is 6%. In the accompanying consolidated statements of comprehensive income/(loss), such VAT is excluded from net revenues.
Disaggregation of revenues

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Brokerage income
- Life and Health insurance business	1,043,497	1,056,981	1,377,768
- Property and Casualty insurance business	101,036	136,846	145,779

Brokerage income subtotal	1,144,533	1,193,827	1,523,547

Other income	51,019	55,087	58,693

Total operating revenue	1,195,552	1,248,914	1,582,240

Cost of revenue and cost of other income
(w)	Cost of revenue and cost of other income
A large component of the Group’s cost of brokerage income is channel cost, which is service fee paid to user traffic channels for successful sales, including social media influencers, emerging media channels and financial institutions. These user traffic channels have influences over their followers and users, who are potential insurance policyholders. Determination of channel cost is based on the service fee rate multiplied by the insurance premium sold. Channel cost is recognized in the year it incurred. The accounts payable represent channel cost payable to user traffic channels.
Another component of cost of brokerage income is payroll of insurance consultants, who are in charge of identifying and acquiring potential customers through providing advices related to insurance product.
Cost of other income primarily consists of project expenses of our technology service, which include payroll for employees involved in providing the technology services and other related services.

Selling expenses
(x)	Selling expenses
The Group records its marketing campaign expenses and other expenses related to the sales activities as selling expenses.
Marketing campaign expenses consist primarily of advertising and marketing expenses. Advertising and marketing expense are charged to the consolidated statements of comprehensive income/(loss) as incurred, which amounted to RMB31,148, RMB36,566, and RMB47,716 for the years ended December 31, 2023, 2024 and 2025, respectively.
Besides marketing campaign expenses, selling expenses consist of salaries and employment benefits for employees who work in brokerage service line, office rental, telecommunications and office supply expenses incurred in connection with sales activities.

General and administrative expenses
(y)	General and administrative expenses
General and administrative expenses consist of payroll, rental, and related expenses for employees involved in general corporate functions, including finance, legal and human resources, as well as costs associated with use of facilities and equipment, such as depreciation expenses and other general corporate related expenses.
General and administrative expenses also include surcharges on VAT payments according to PRC tax.

Research and development expenses
(z)	Research and development expenses
Research and development expenses consist primarily of payroll for research and development employees involved in designing and testing of new products and service and outsourcing labor costs. All research and development costs have been expensed as incurred as the costs qualifying for capitalization have been insignificant.

Others, net
(aa)	Others, net
Others, net, mainly consist of
non-operating
income and expenses. During the years ended December 31, 2023, 2024 and 2025, it was composed primarily of government subsidies of RMB11,945, RMB8,155 and RMB2,974, respectively.

Taxation
(bb)	Taxation
Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.
Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.
For a particular
tax-paying
component of the Group and within a particular tax jurisdiction, all deferred tax liabilities, and assets, as well as any related valuation allowance, are offset and presented as a single noncurrent amount.
The Group recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not
recognition threshold, the Group initially and subsequently measures the tax benefit as the largest amount that the Group judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Group’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Group’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

Net profit/(loss) per share
(cc)	Net profit/(loss) per share
Basic profit/(loss) per share is computed by dividing net profit/(loss) attributable to common shareholders by the weighted average number of common shares outstanding during the year. Diluted profit/(loss) per share is calculated by dividing net profit/(loss) attributable to common shareholders by the weighted average number of common and dilutive common equivalents shares outstanding during the year. Common equivalents shares are not included in the denominator of the diluted profit/(loss) per share calculation when inclusion of such shares would be anti-dilutive.

Segment reporting and geographical information
(dd)	Segment reporting and geographical information
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The Group determines that their chief executive officer (“CEO”) is the chief operating decision-maker (“CODM”), who manages the business and evaluates operating performance based on consolidated net income. The CODM uses consolidated net income to monitor budget versus actual results. The CEO concluded that the Group has only one operating and reportable segment - insurance brokerage services.
The following table sets forth the segment information for revenue, segment profit (loss), and significant expenses:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Total operating revenue	1,195,552	1,248,914	1,582,240
Less:
Significant segment expenses
- Channel cost	647,354	796,879	1,097,838
- Advertising and marketing expense	31,148	36,566	47,716
- Payroll of insurance consultants	92,035	58,617	56,042
- Other segment items (1)	354,461	356,286	377,106

Segment net income	70,554	566	3,538

Note:

(1)
Other segment items included in consolidated net income mainly are general and administrative expenses, research and development expenses, selling expenses excluding advertising and marketing expense, interest expenses and others, net which are reflected in the consolidated statements of comprehensive income/(loss).

The following table presents operating revenue and long-lived assets by geographic location:

	Operating revenue			Long-live assets
	For the Year Ended December 31,			As of December 31,
	2023	2024	2025	2023	2024	2025
	RMB	RMB	RMB	RMB	RMB	RMB
PRC Mainland	1,173,322	1,009,140	811,295	235,900	122,087	105,812
Hong Kong	20,587	235,191	755,200	1,646	2,749	7,226
Others	1,643	4,583	15,745	9,195	9,678	9,565

Total	1,195,552	1,248,914	1,582,240	246,741	134,514	122,603

Significant risk and uncertainties
(ee)	Significant risk and uncertainties
Currency risk
The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents and restricted cash. The Group had aggregate amounts of RMB231,626 and RMB271,354 and RMB252,239 of cash and cash equivalents and restricted cash denominated in RMB as of December

31
,
2023
,
2024
and December
31
,
2025
, respectively.
Concentration of Credit Risk
Details of the customers accounting for 10% or more of total operating revenue are as follows:

	For the Year Ended December 31,
	2023	2024	2025
	%	%	%
Customer A	24	*	*
Customer H	12	*	*

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	Year Ended December 31
	2024	2025
	%	%
Customer A	16	*

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on accounts receivable.
Details of the banks which accounted for 10% or more of cash and cash equivalents and restricted cash are as follows:

	Year Ended December 31
	2024	2025
	%	%
Bank A	43	44
Bank C	17	15
Bank D	11	*
Bank E	*	21

* Less than 10% of the Group total amount

The Group places its cash and cash equivalents and restricted cash in financial institutions located in the PRC which the management believes are of high credit quality. Pursuant to China’s Deposit Insurance Regulation, banking financial institutions, such as commercial banks, established in China are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. Such Deposit Insurance Regulation would not be effective in providing complete protection for the Group’s accounts, as its aggregate deposits are much higher than the compensation limit. As of December 31, 2023, 2024 and 2025, the Group has recognized allowance for CECL of bank deposits of RMB520, RMB170, and RMB nil, respectively.
Interest rate risk
Fluctuations in market interest rates may negatively affect the Group’s financial condition and results of operations. The Group have not been exposed to material risks due to changes in market interest rates as the borrowings held by the Group all bear interest at a fixed interest rate.

Recent accounting pronouncements
(ff)	Recent accounting pronouncements
Recently issued accounting pronouncements not yet adopted
In November 2024, the FASB issued ASU
No. 2024-03,
Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses (“ASU
2024-03”),
and in January 2025, the FASB issued
ASU No. 2025-01,
Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic
220-40):
Clarifying the Effective Date (“ASU
2025-01”).
ASU
2024-03
requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU
2024-03,
as clarified by ASU
2025-01,
is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. This guidance will be applied either prospectively or retrospectively. The Group is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.
In July 2025, the FASB issued ASU
2025-05,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient and accounting policy election to allow entities to measure expected credit losses on certain trade receivables and contract assets using a provision matrix approach. ASU
2025-05
is effective for annual periods beginning after December 15, 2025, and interim periods within those fiscal years, with early adoption permitted. The Group is currently evaluating the impact of this guidance on our consolidated financial statements and related disclosures.
In December 2025, the FASB issued ASU
2025-10,
Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which provides updated guidance on how to recognize, measure, and present government grants. The ASU will be effective for annual reporting periods beginning after December 15, 2028, including interim periods within those fiscal years. with early adoption permitted. The Group is currently evaluating the impact of this guidance on our consolidated financial statements and related disclosures.

Recently issued accounting pronouncements adopted
In December 2023, the FASB issued ASU
No. 2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which aims to improve the transparency of income tax disclosures by requiring consistent categories and greater disaggregation of information in the rate reconciliation and income taxes paid disaggregated by jurisdiction. ASU
2023-09
is effective for fiscal years beginning after December 15, 2024 and early adoption is permitted. The Company adopted ASU
2023-09
on January 1, 2025, on a prospective basis (see note 14). The adoption did not have a material impact on the consolidated financial statements and related disclosures.